Schedule of Expected Benefit Payments (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Pension Plans, Defined Benefit
Schedule of Pension Expected Future Benefit Payments [Line Items]
2018	$ 15,350
2019	5,812
2020	5,877
2021	5,966
2022	5,978
2023 - 2027	30,440
Total 10-year estimated future benefit payments	69,423
Other Pension Plans, Defined Benefit
Schedule of Pension Expected Future Benefit Payments [Line Items]
2018	282
2019	301
2020	311
2021	302
2022	287
2023 - 2027	1,212
Total 10-year estimated future benefit payments	$ 2,695